UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00810
                                                     ---------

                               Phoenix Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,             John H. Beers, Esq.
Counsel and Secretary for Registrant         Vice President and Secretary
  Phoenix Life Insurance Company            Phoenix Life Insurance Company
         One American Row                         One American Row
      Hartford, CT 06103-2899                  Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                  Date of reporting period: January 31, 2006
                                            ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX SERIES FUND
GLOSSARY
January 31, 2006


ADR (American Depository Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

IRBD (World Bank)
International Bank for Reconstruction and Development.

MBIA
Municipal Bond Insurance Association

REIT (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

Phoenix Balanced Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
U.S. GOVERNMENT SECURITIES--0.6%

U.S. TREASURY BONDS--0.6%
U.S. Treasury Bond 5.375%, 2/15/31(i)              $    6,400  $    7,045,498
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,996,024)                                        7,045,498
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.5%

FNMA 5%, '12-'36                                       35,983      35,009,870
FNMA 6%, '17-'34                                        9,340       9,445,707
FNMA 4.50%, 6/1/19                                      9,425       9,173,285
FNMA 4%, 6/1/20                                         2,326       2,213,537
FNMA 5.50%, '34-'35                                    28,435      28,154,043
GNMA 6.50%, '23-'32                                     7,448       7,803,240
GNMA 6%, 8/15/32                                        1,125       1,154,438
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $93,583,617)                                      92,954,120
--------------------------------------------------------------------------------

MUNICIPAL BONDS--4.1%

CALIFORNIA--2.0%
Alameda Corridor Transportation Authority Taxable
  Series C 6.50%, 10/1/19 (MBIA Insured)                4,235       4,655,281
Alameda Corridor Transportation Authority Taxable
  Series C 6.60%, 10/1/29 (MBIA Insured)                2,750       3,149,740
Alameda Corridor Transportation Authority Taxable
  Series D 6.25%, 10/1/14 (MBIA Insured)                  500         538,725
Contra Costa County California Fire Department
  Taxable 4.90%, 8/1/16 (MBIA Insured)                  2,000       1,958,260
Contra Costa County Pension Obligation Taxable
  6.10%, 6/1/11 (FSA Insured)                             500         524,215
Fresno County Pension Obligation Taxable 6.21%,
  8/15/06 (FSA Insured)                                 1,000       1,006,480
Long Beach Pension Obligation Taxable 6.87%,
  9/1/06 (FSA Insured)                                    220         222,352
Marin County Pension Obligation Taxable 4.79%,
  8/1/15 (MBIA Insured)                                 1,000         971,770
Sonoma County Pension Obligation Taxable 6.625%,
  6/1/13 (FSA Insured)                                  3,815       4,075,412


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
CALIFORNIA--(CONTINUED)
University of California Series F
4.375%, 5/15/30 (FSA Insured)                      $    4,500  $    4,333,455
                                                                 ------------
                                                                   21,435,690
                                                                 ------------
COLORADO--0.0%
Denver City and County School District No. 1
  Pension Obligation Certificate of
  Participation Taxable 6.76%, 12/15/07 (AMBAC
  Insured)(g)                                              60          61,963

FLORIDA--0.6%
Florida State Department of Environmental
  Protection Preservation Series B 5%, 7/1/13
  (MBIA Insured)                                        4,000       4,328,840
University of Miami Taxable Series A 7.65%,
  4/1/20 (MBIA Insured)                                 2,715       2,781,355
                                                                 ---------------
                                                                    7,110,195
                                                                 ---------------

MAINE--0.1%
Bangor Pension Obligation Taxable Series B 5.94%,
  6/1/13 (FGIC Insured)                                   675         713,900

NEW JERSEY--0.3%
Hamilton Township School District Taxable 4.25%,
  12/15/14 (FSA Insured)                                1,145       1,081,682
Monroe Township Pension Obligation Taxable 5%,
  8/15/13                                                 590         585,970
New Jersey State Educational Facilities
  Authority Princeton University Series B 4.25%,
  7/1/35                                                2,335       2,200,294
                                                                 ---------------
                                                                    3,867,946
                                                                 ---------------
NEW YORK--0.1%
New York State Environmental Facilities Corp.
  State Service Contract Taxable 6.70%, 3/15/08
  (FSA Insured)(g)                                        600         623,868

PENNSYLVANIA--0.4%
Philadelphia Authority for Industrial Development
  Pension Funding Retirement Systems Taxable
  Series A 5.69%, 4/15/07 (MBIA Insured)                1,000       1,008,440
Philadelphia School District Taxable Series C
  4.43%, 7/1/11 (FSA Insured)                           1,780       1,728,238

Phoenix Balanced Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
PENNSYLVANIA--(CONTINUED)
Pittsburgh Pension Obligation
  Taxable Series A 6.50%, 3/1/14
  (FGIC Insured)                                   $    1,100  $    1,187,263
                                                                 ---------------
                                                                    3,923,941
                                                                 ---------------
TEXAS--0.2%
Dallas-Fort Worth International Airport
  Facilities Improvement Corp. Taxable 6.50%,
  11/1/09 (MBIA Insured)                                1,900       1,997,356
Texas State Water Financial Assistance Taxable
  Series C 4.70%, 8/1/09                                  625         622,412
                                                                 ---------------
                                                                    2,619,768
                                                                 ---------------
VIRGINIA--0.4%
Virginia State Public Building Authority Public
  Facilities Series A 5%, 8/1/12                        3,750       4,056,150
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $44,072,111)                                      44,413,421
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.4%

AmeriCredit Automobile Receivables Trust 01-D,
  A4 4.41%, 11/12/08                                      362         361,521
AmeriCredit Automobile Receivables Trust 03-BX,
  A4A 2.72%, 1/6/10                                     1,175       1,157,134
Associates Manufactured Housing Pass Through
  Certificate 97-2, A6 7.075%, 3/15/28(c)               1,319       1,352,101
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.98%, 1/15/18                                 924         842,036
Capital One Master Trust 01-5 A 5.30%, 6/15/09          4,500       4,507,235
Carmax Auto Owner Trust  03-1, A4 2.16%, 11/15/09       3,000       2,932,845
DaimlerChrysler Auto Trust 05-A B 3.88%, 7/8/11         1,200       1,170,312
GMAC Mortgage Corp. Loan Trust 05-HE2, A3 4.622%,
  11/25/35(c)                                           2,525       2,495,805
Long Beach Auto Receivables Trust 04-A, A2
  2.841%, 7/15/10(c)                                    1,000         972,500
M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11                 500         487,339
Morgan Stanley Auto Loan Trust 04-HB1, A4 3.33%,
  10/15/11                                              6,000       5,850,000
WFS Financial Owner Trust 03-1, A4 2.74%, 9/20/10       4,133       4,092,010
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $26,656,844)                                      26,220,838
--------------------------------------------------------------------------------


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
DOMESTIC CORPORATE BONDS--8.5%

ADVERTISING--0.1%
Lamar Media Corp. 6.625%, 8/15/15(i)               $      750  $      757,500

AEROSPACE & DEFENSE--0.1%
Rockwell Collins, Inc. 4.75%, 12/1/13                   1,000         983,903

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07        1,250       1,300,314

AIRLINES--0.8%
American Airlines, Inc. 01-1 6.977%, 5/23/21            2,184       2,036,683
Continental Airlines, Inc. 01-1, A2 6.503%,
  6/15/11                                               2,368       2,317,221
Continental Airlines, Inc. 98-1 A 6.648%, 9/15/17       2,190       2,171,745
United Airlines, Inc. 01-1 6.071%, 3/1/13               2,202       2,147,384
                                                                 ---------------
                                                                    8,673,033
                                                                 ---------------
AUTOMOBILE MANUFACTURERS--0.0%
DaimlerChrysler NA Holding Corp. 6.50%,
11/15/13(i)                                               420         436,029

BROADCASTING & CABLE TV--0.2%
Comcast Corp. 5.30%, 1/15/14                              500         485,198
Echostar DBS Corp. 5.75%, 10/1/08                         500         495,000
Echostar DBS Corp. 6.375%, 10/1/11(i)                   1,500       1,470,000
                                                                 ---------------
                                                                    2,450,198
                                                                 ---------------
BUILDING PRODUCTS--0.1%
Masco Corp. 4.80%, 6/15/15                              1,200       1,111,673

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 7.50%, 1/15/09               250         263,943
Mandalay Resort Group 6.375%, 12/15/11(i)               1,500       1,524,375
Station Casinos, Inc. 6.875%, 3/1/16(i)                 1,000       1,021,250
                                                                 ---------------
                                                                    2,809,568
                                                                 ---------------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15                900         858,383

CONSUMER FINANCE--1.0%
Capital One Financial Corp. 4.80%, 2/21/12              1,000         966,514
Ford Motor Credit Co. 8.625%, 11/1/10                   1,725       1,662,137
General Electric Capital Corp. 6%, 6/15/12(i)           1,000       1,047,103
General Motors Acceptance Corp. 6.875%, 9/15/11(i)      1,480       1,414,611
General Motors Acceptance Corp. 6.875%, 8/28/12(i)        415         394,436
General Motors Acceptance Corp. 6.75%, 12/1/14(i)         375         355,981

Phoenix Balanced Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
CONSUMER FINANCE--(CONTINUED)
SLM Corp. 4.74%, 2/1/10(c)                         $    5,550  $    5,384,332
                                                                 ---------------
                                                                   11,225,114
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. 5.625%, 11/1/11(i)                     1,000       1,007,949

DIVERSIFIED BANKS--0.3%
National Capital Trust II 144A 5.486%,
  12/29/49(b)(c)                                        2,700       2,672,754
Wachovia Corp. 4.875%, 2/15/14(i)                       1,095       1,060,679
                                                                 ---------------
                                                                    3,733,433
                                                                 ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
International Lease Finance Corp. 5.75%,
  2/15/07(i)                                              500         501,721
International Lease Finance Corp. 4.75%, 1/13/12        2,875       2,785,521
                                                                 ---------------
                                                                    3,287,242
                                                                 ---------------
ELECTRIC UTILITIES--0.3%
Entergy Gulf States, Inc. 5.70%, 6/1/15(i)              2,875       2,787,189
Entergy Gulf States, Inc. 5.25%, 8/1/15                   300         281,737
                                                                 ---------------
                                                                    3,068,926
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc. 4.85%,
  11/15/10                                              2,000       1,949,904

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 144A 5.625%,
  9/15/12(b)(i)                                           250         250,625

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 6.30%, 10/1/12(i)                             1,200       1,200,149

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15                        905         844,468

HOMEFURNISHING RETAIL--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16                   890         894,907

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financing Trust I 144A 6.55%,
  12/31/11(b)(e)                                        5,000       5,292,695

INTEGRATED OIL & GAS--0.1%
ChevronTexaco Capital Co. 3.375%, 2/15/08               1,500       1,457,843

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
Qwest Corp. 8.875%, 3/15/12(i)                          1,000       1,112,500
Verizon Global Funding Corp. 4.90%, 9/15/15(i)            690         661,411
                                                                 ---------------
                                                                    1,773,911
                                                                 ---------------


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
INVESTMENT BANKING & BROKERAGE--0.1%
Morgan Stanley 5.375%, 10/15/15                    $    1,380  $    1,369,791

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14                      850         824,162
Protective Life Secured Trust 4.96%, 5/10/10(c)         1,500       1,454,865
                                                                 ---------------
                                                                    2,279,027
                                                                 ---------------
METAL & GLASS CONTAINERS--0.0%
Plastipak Holdings, Inc. 144A 8.50%,
  12/15/15(b)(i)                                          340         350,200

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12(i)                     1,240       1,316,911

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                          1,000       1,002,726

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13(i)                   500         483,155
NiSource Finance Corp. 5.45%, 9/15/20                   2,840       2,718,155
                                                                 ---------------
                                                                    3,201,310
                                                                 ---------------
OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18                       1,200       1,107,172

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15(n)       1,200       1,161,671

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.1%
Motiva Enterprises LLC 144A 5.20%, 9/15/12(b)           1,000         999,532

OIL & GAS STORAGE & TRANSPORTATION--0.2%
AmeriGas Partners LP 7.25%, 5/20/15(i)                  1,000       1,007,500
Kinder Morgan Finance Co. 144A 5.70%, 1/5/16(b)         1,125       1,125,026
                                                                 ---------------
                                                                    2,132,526
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
Bosphorus Financial Services Ltd. 144A 6.14%,
  2/15/12(b)(c)                                         1,250       1,256,430
Erac USA Finance Co. 144A 5.90%, 11/15/15(b)              805         818,439
JPMorgan Chase & Co. 5.125%, 9/15/14                    1,440       1,411,943
TIAA Global Markets, Inc. 144A 3.875%, 1/22/08(b)       1,000         979,230
                                                                 ---------------
                                                                    4,466,042
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14(i)                        695         654,251

REGIONAL BANKS--0.4%
Rabobank Capital Funding II 144A 5.26%,
  12/29/49(b)(c)                                        1,300       1,277,079

Phoenix Balanced Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
REGIONAL BANKS--(CONTINUED)
Zions Bancorp 5.65%, 5/15/14(n)                    $    2,750  $    2,794,399
                                                                 ---------------
                                                                    4,071,478
                                                                 ---------------
REITS--0.7%
Colonial Properties Trust 6.25%, 6/15/14                3,900       3,994,731
HRPT Properties Trust 5.75%, 11/1/15(i)                   860         856,274
iStar Financial, Inc. 5.375%, 4/15/10(i)                2,900       2,882,017
                                                                 ---------------
                                                                    7,733,022
                                                                 ---------------
SPECIALIZED FINANCE--0.1%
CIT Group, Inc. 5.40%, 1/30/16                          1,135       1,119,580

TOBACCO--0.1%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
  7.30%, 7/15/15(b)                                       900         929,250

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%, 2/15/12         800         792,000

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series E 6.875%,
  10/31/13(i)                                           2,300       2,411,446
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $93,265,976)                                      92,465,702
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.7%

Bayview Financial Acquisition Trust 06-A, 1A2
  5.483%, 12/28/35(m)                                   3,250       3,250,000
Bear Stearns Adjustable Rate Mortgage Trust
  05-12, 13A1 5.482%, 2/25/36(c)                        2,261       2,246,966
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 05-CD1, AM 5.225%, 7/15/44(c)                   2,240       2,233,000
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-12, 12A1 4.794%, 8/25/34(c)                    372         367,473
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                       2,803       2,777,750
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
  6/15/35(b)                                            2,400       2,332,467
CS First Boston Mortgage Securities Corp. 97-C2
  B 6.72%, 1/17/35                                      9,000       9,246,608
CS First Boston Mortgage Securities Corp. 97-C2,
  A3 6.55%, 1/17/35                                     3,725       3,803,258
CS First Boston Mortgage Securities Corp. 98-C1
  B 6.59%, 5/17/40                                      1,000       1,033,646
CS First Boston Mortgage Securities Corp. 99-C1,
  A2 7.29%, 9/15/41                                       340         360,659


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
  11/12/31                                          $   3,935    $  4,042,785
First Horizon Mortgage Pass-Through Trust 05-AR1,
  2A1 5.027%, 4/25/35(c)                                3,095       3,060,966
GMAC Commercial Mortgage Securities, Inc. 97-C2,
  A3 6.566%, 4/15/29                                    2,068       2,109,711
GS Mortgage Securities Corp. II 05-GG4, AJ 4.782%,
  7/10/39                                               4,900       4,688,044
GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
  11/18/30(c)                                           5,039       5,144,239
JPMorgan Chase Commercial Mortgage Securities
  Corp. 01-CIBC, A3 6.26%, 3/15/33                     14,265      14,930,307
JPMorgan Mortgage Trust 05-S2, 2A15 6%, 9/25/35         5,249       5,255,051
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%, 1/25/21       2,203       2,195,098
Lehman Brothers Commercial Conduit Mortgage
  Trust 98-C4, A1B 6.21%, 10/15/35                      1,000       1,025,302
Lehman Brothers Commercial Conduit Mortgage
  Trust 99-C2, A2 7.325%, 10/15/32                      4,855       5,177,341
Master Resecuritization Trust 05-1 144A 5%,
  10/28/34(b)                                           1,917       1,826,774
PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
  10/12/33                                              1,000       1,075,048
Residential Accredit Loans, Inc. 06-QA1, A21
  6.017%, 1/25/36(c)                                    5,419       5,488,230
Residential Asset Mortgage Products, Inc. 03-RS6,
  AI3 3.08%, 12/25/28                                     531         528,688
Residential Funding Mortgage Securities I, Inc.
  05-SA1, 2A 4.896%, 3/25/35(c)                         3,264       3,217,697
Structured Asset Securities Corp. 03-32, 1A1
  5.29%, 11/25/33(c)                                    2,082       2,022,580
Structured Asset Securities Corp. 05-17, 1A6
  5.50%, 10/25/35                                       2,989       2,931,609
Structured Asset Securities Corp. 05-6, 4A1 5%,
  5/25/35                                               4,333       4,168,229
Wells Fargo Mortgage Backed Securities Trust
  03-4, A18 5.50%, 6/25/33                              2,850       2,728,637
Wells Fargo Mortgage Backed Securities Trust
  04-BB, A1 4.569%, 1/25/35(c)                          2,231       2,185,264
Wells Fargo Mortgage Backed Securities Trust
  04-EE, 2A3 3.989%, 1/25/35(c)                         2,123       2,057,388
Wells Fargo Mortgage Backed Securities Trust
  05-14, 2A1 5.50%, 12/25/35                            4,515       4,413,573

Phoenix Balanced Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
Wells Fargo Mortgage Backed Securities Trust
  05-5, 1A1 5%, 5/25/20                            $    1,929  $    1,890,562
Wells Fargo Mortgage Backed Securities Trust
  05-AR10, 2A16 4.11%, 6/25/35(c)                       1,015         987,412
Wells Fargo Mortgage Backed Securities Trust
  05-AR16, 6A3 5.001%, 10/25/35(c)                      1,279       1,265,594
Wells Fargo Mortgage Backed Securities Trust
  05-AR4, 2A1 4.531%, 4/25/35(c)                        5,208       5,116,250
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $117,549,467)                                    117,184,206
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.7%

AUSTRALIA--0.1%
Commonwealth of Australia Series 1106 6.75%,
  11/15/06                                              1,720(k)    1,317,357

BRAZIL--0.3%
Federative Republic of Brazil 9.25%, 10/22/10             400         457,000
Federative Republic of Brazil 7.875%, 3/7/15(i)         2,250       2,445,750
Federative Republic of Brazil 8.875%, 10/14/19(i)         500         577,500
                                                                 ---------------
                                                                    3,480,250
                                                                 ---------------
CHILE--0.1%
Republic of Chile 5.06%, 1/28/08(c)                       750         753,375

MEXICO--0.1%
United Mexican States 5.875%, 1/15/14                     400         411,000

NEW ZEALAND--0.2%
Commonwealth of New Zealand Series 1106 8%,
  11/15/06                                              2,020(j)    1,406,212
Commonwealth of New Zealand Series 206 6.50%,
  2/15/06                                               1,100(j)      755,071
                                                                 ---------------
                                                                    2,161,283
                                                                 ---------------
PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15                         700         759,500
Republic of Panama 9.375%, 1/16/23                      1,650       2,128,500
                                                                 ---------------
                                                                    2,888,000
                                                                 ---------------
PERU--0.0%
Republic of Peru 7.35%, 7/21/25(i)                        290         300,875

PHILIPPINES--0.4%
Republic of Philippines 8.375%, 2/15/11(i)              1,790       1,939,912
Republic of Philippines 10.625%, 3/16/25                1,000       1,273,750
Republic of Philippines 7.75%, 1/14/31                  1,000         991,250
                                                                 ---------------
                                                                    4,204,912
                                                                 ---------------


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
RUSSIA--0.1%
Russian Federation RegS 5%, 3/31/30(c)(f)           $   1,250    $  1,396,875

SOUTH KOREA--0.1%
Republic of Korea 4.25%, 6/1/13                         1,500       1,416,704
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $17,941,519)                                      18,330,631
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.7%

AUSTRALIA--0.2%
St. George Bank Ltd. 144A 5.30%, 10/15/15(b)            2,000       1,983,394
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)          575         562,868
                                                                 ---------------
                                                                    2,546,262
                                                                 ---------------
BRAZIL--0.1%
Petrobras International Finance Co. 9.125%, 7/2/13        750         883,875

CANADA--0.0%
Rogers Wireless Communications, Inc. 7.25%, 12/15/12      500         531,250

CHILE--0.8%
Banco Santander Chile 144A 5.375%, 12/9/14(b)             875         865,602
Celulosa Arauco y Constitucion SA 5.625%, 4/20/15       1,100       1,080,996
Enersis SA 7.375%, 1/15/14(i)                           3,700       3,952,969
HQI Transelectric Chile SA 7.875%, 4/15/11              1,000       1,097,321
Petropower I Funding Trust 144A 7.36%, 2/15/14(b)       1,957       1,865,677
                                                                 ---------------
                                                                    8,862,565
                                                                 ---------------
GERMANY--0.3%
Deutsche Bank AG NY Series GS 4.70%, 3/22/12(c)         2,750       2,649,075
Deutsche Telekom International Finance BV 8.50%,
  6/15/10                                                 500         554,139
                                                                 ---------------
                                                                    3,203,214
                                                                 ---------------
KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%, 11/3/09(b)        2,250       2,314,688

MALAYSIA--0.4%
Malaysia International Shipping Corp. Capital Ltd.
  144A 6.125%, 7/1/14(b)                                2,000       2,094,258
Petronas Capital Ltd. RegS 7%, 5/22/12(f)               2,250       2,462,269
                                                                 ---------------
                                                                    4,556,527
                                                                 ---------------

Phoenix Balanced Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
MEXICO--0.6%
America Movil SA de CV 5.75%, 1/15/15(i)           $    1,055  $    1,047,087
Pemex Project Funding Master Trust 9.125%,
  10/13/10                                                500         574,000
Pemex Project Funding Master Trust 8%, 11/15/11         1,500       1,677,000
Pemex Project Funding Master Trust 144A 5.75%,
  12/15/15(b)(i)                                        2,850       2,817,225
                                                                 ---------------
                                                                    6,115,312
                                                                 ---------------
NETHERLANDS--0.1%
Coca-Cola HBC Finance BV 5.125%, 9/17/13(i)             1,750       1,736,296

RUSSIA--0.2%
Gazprom OAO  144A 5.625%, 7/22/13(b)                      339         336,885
Gazprom RegS (Morgan Stanley AG) 9.625%, 3/1/13(f)      1,800       2,160,000
                                                                 ---------------
                                                                    2,496,885
                                                                 ---------------
SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c)                   1,900       1,830,648

SOUTH KOREA--0.1%
Korea Development Bank 5.50%, 11/13/12                    700         708,658

UNITED KINGDOM--0.3%
HBOS plc 144A 5.375%, 11/29/49(b)(c)                    3,250       3,222,833

UNITED STATES--0.2%
Amvescap plc 5.375%, 12/15/14                           2,000       1,943,790
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $41,177,099)                                      40,952,803
--------------------------------------------------------------------------------
                                                     SHARES           VALUE
                                                   ----------    ---------------
DOMESTIC COMMON STOCKS--53.4%

ADVERTISING--1.7%
Harte-Hanks, Inc.(i)                                  245,900       6,978,642
Omnicom Group, Inc.(i)                                144,800      11,843,192
                                                                 ---------------
                                                                   18,821,834
                                                                 ---------------
AEROSPACE & DEFENSE--1.6%
United Technologies Corp.(i)                          292,100      17,049,877

AIR FREIGHT & LOGISTICS--0.8%
FedEx Corp.(i)                                         89,900       9,093,385

AIRLINES--0.6%
Alaska Air Group, Inc.(i)(l)                          194,700       6,216,771

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Mellon Financial Corp.(i)                             185,900       6,556,693


                                                     SHARES           VALUE
                                                   ----------    ---------------
COMMUNICATIONS EQUIPMENT--2.4%
Cisco Systems, Inc.(i)(l)                             982,800  $   18,250,596
CommScope, Inc.(i)(l)                                 365,400       8,078,994
                                                                 ---------------
                                                                   26,329,590
                                                                 ---------------
COMPUTER HARDWARE--1.5%
International Business Machines Corp.                 208,200      16,926,660

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Alliance Data Systems Corp.(i)(l)                     254,100      10,735,725

DIVERSIFIED BANKS--5.5%
Bank of America Corp.(i)                              504,000      22,291,920
Wachovia Corp.(i)                                     308,600      16,920,538
Wells Fargo & Co.(i)                                  334,400      20,853,184
                                                                 ---------------
                                                                   60,065,642
                                                                 ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Cintas Corp.(i)                                        79,000       3,365,400

DRUG RETAIL--0.5%
CVS Corp.(i)                                          204,000       5,663,040

ELECTRIC UTILITIES--0.6%
DPL, Inc.(i)                                          259,500       6,653,580

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co.(i)                                76,000       5,886,200

ENVIRONMENTAL & FACILITIES SERVICES--1.3%
Waste Management, Inc.(i)                             439,400      13,876,252

FOOTWEAR--0.5%
NIKE, Inc. Class B(i)                                  71,100       5,755,545

HEALTH CARE EQUIPMENT--4.9%
Baxter International, Inc.                            376,100      13,859,285
Beckman Coulter, Inc.(i)                              207,900      12,380,445
Fisher Scientific International, Inc.(i)(l)           244,500      16,349,715
Thermo Electron Corp.(i)(l)                           327,300      11,010,372
                                                                 ---------------
                                                                   53,599,817
                                                                 ---------------
HOUSEHOLD PRODUCTS--3.1%
Colgate-Palmolive Co.(i)                              152,600       8,376,214
Procter & Gamble Co. (The)                            372,700      22,075,021
Spectrum Brands, Inc.(i)(l)                           187,500       3,545,625
                                                                 ---------------
                                                                   33,996,860
                                                                 ---------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--1.1%
Manpower, Inc.(i)                                     219,300      11,804,919

INDUSTRIAL CONGLOMERATES--3.0%
General Electric Co.                                  993,100      32,524,025

Phoenix Balanced Fund


                                                     SHARES           VALUE
                                                   ----------    ---------------
INDUSTRIAL MACHINERY--0.4%
Danaher Corp.(i)                                       72,800  $    4,123,392

INTEGRATED OIL & GAS--1.9%
Exxon Mobil Corp.(i)                                  338,300      21,228,325

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T, Inc.(i)                                         143,300       3,718,635
Verizon Communications, Inc.(i)                       150,000       4,749,000
                                                                 ---------------
                                                                    8,467,635
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE--1.2%
Merrill Lynch & Co., Inc.(i)                          173,800      13,047,166

MANAGED HEALTH CARE--3.4%
Centene Corp.(i)(l)                                   444,700      11,691,163
CIGNA Corp.(i)                                         89,800      10,919,680
Coventry Health Care, Inc.(i)(l)                      110,800       6,600,356
WellCare Health Plans, Inc.(i)(l)                     191,000       7,722,130
                                                                 ---------------
                                                                   36,933,329
                                                                 ---------------
MOVIES & ENTERTAINMENT--0.7%
Walt Disney Co. (The)(i)                              310,500       7,858,755

MULTI-UTILITIES & UNREGULATED POWER--1.1%
PG&E Corp.(i)                                         326,000      12,163,060

OIL & GAS DRILLING--1.0%
Patterson-UTI Energy, Inc.                            103,100       3,878,622
Transocean, Inc.(i)(l)                                 87,700       7,116,855
                                                                 ---------------
                                                                   10,995,477
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
Anadarko Petroleum Corp.(i)                            90,000       9,703,800

OTHER DIVERSIFIED FINANCIAL SERVICES--2.4%
Citigroup, Inc.(i)                                    166,201       7,741,642
JPMorgan Chase & Co.(i)                               474,800      18,873,300
                                                                 ---------------
                                                                   26,614,942
                                                                 ---------------
PACKAGED FOODS & MEATS--0.8%
Dean Foods Co.(i)(l)                                  111,400       4,225,402
Kellogg Co.(i)                                         83,200       3,569,280
TreeHouse Foods, Inc.(i)(l)                            22,260         437,409
                                                                 ---------------
                                                                    8,232,091
                                                                 ---------------
PHARMACEUTICALS--1.9%
Johnson & Johnson(i)                                  210,200      12,094,908
Pfizer, Inc.(i)                                       347,600       8,926,368
                                                                 ---------------
                                                                   21,021,276
                                                                 ---------------
RAILROADS--0.7%
Norfolk Southern Corp.(i)                             153,900       7,670,376


                                                     SHARES           VALUE
                                                   ----------    ---------------
RESTAURANTS--0.8%
McDonald's Corp.(i)                                   244,300  $    8,552,943

SEMICONDUCTORS--0.4%
Intel Corp.(i)                                        202,400       4,305,048

SOFT DRINKS--1.4%
Coca-Cola Co. (The)(i)                                371,100      15,356,118

SYSTEMS SOFTWARE--1.5%
Microsoft Corp.                                       589,600      16,597,240

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.(i)                                272,831       6,245,102
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $474,948,842)                                    584,037,890
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(d)--2.5%

APPLICATION SOFTWARE--1.1%
Amdocs Ltd. (United States)(i)(l)                     372,500      11,994,500

COMMUNICATIONS EQUIPMENT--0.6%
Alcatel SA Sponsored ADR (France)(i)(l)               547,400       7,335,160

ELECTRONIC MANUFACTURING SERVICES--0.8%
Flextronics International Ltd. (Singapore)(i)(l)      805,900       8,429,714
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $27,772,113)                                      27,759,374
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.3%

SPDR Trust Series I(i)                                113,600      14,484,000
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $14,267,620)                                      14,484,000
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $958,231,232)                                  1,065,848,483
--------------------------------------------------------------------------------

Phoenix Balanced Fund


                                                     SHARES          VALUE
                                                   ----------  -----------------
SHORT-TERM INVESTMENTS--23.4%

MONEY MARKET MUTUAL FUNDS--19.3%
State Street Navigator Prime Plus (4.54%
  seven day effective yield)(h)                   210,949,699  $  210,949,699


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------  -----------------
VARIABLE MONEY MARKET CERTIFICATES--0.2%
Wells Fargo Bank NA
  4.34%, 2/6/06(c)                               $      2,080       2,079,977

COMMERCIAL PAPER(o)--3.9%
CAFCO LLC 4.48%, 2/1/06                                 5,305       5,305,000
General Electric Capital Corp. 4.25%, 2/1/06            2,620       2,620,000
Goldman Sachs Group, Inc. 4.31%, 2/2/06                 1,200       1,199,856
Honeywell International, Inc. 4.43%, 2/2/06             3,500       3,499,569
Cargill, Inc. 4.34%, 2/3/06                             1,770       1,769,573
Alpine Securitization Corp. 4.40%, 2/6/06               2,440       2,438,509
Atlantic Industries Ltd. 4.45%, 2/6/06                  6,427       6,423,028
Alpine Securitization Corp. 4.41%, 2/8/06               2,885       2,882,526
Alpine Securitization Corp. 4.43%, 2/9/06               5,225       5,219,856
Ranger Funding Co. LLC 4.38%, 2/14/06                   4,850       4,842,329
Preferred Receivable Funding Corp. 4.47%,
  2/22/06                                               6,280       6,263,625
                                                               -----------------
                                                                   42,463,871
                                                               -----------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $255,493,563)                                    255,493,547
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--120.8%
(IDENTIFIED COST $1,213,724,795)                                1,321,342,030(a)

Other assets and liabilities, net--(20.8)%                       (227,700,452)
                                                               -----------------
NET ASSETS--100.0%                                             $1,093,641,578
                                                               =================







(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $126,257,223 and gross depreciation of $19,053,222 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,214,138,029.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $38,004,579 or 3.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Illiquid and restricted security. At Janaury 31, 2006, this security amounted to a value of $5,292,695 or 0.5% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g) Escrowed to maturity.
(h) Represents security purchased with cash collateral received for securities on loan.
(i) All or a portion of security is on loan.
(j) Par value represents New Zealand Dollar.
(k) Par value represents Australian Dollar.
(l) Non-income producing.
(m) This security has a delayed delivery settlement date.
(n) All or a portion segregated as collateral for delayed delivery transactions.
(o) The rate shown is the discount rate.

Phoenix Capital Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                     SHARES           VALUE
                                                   ----------    ---------------
DOMESTIC COMMON STOCKS--90.0%

AIR FREIGHT & LOGISTICS--4.7%
FedEx Corp.(d)                                        140,000  $   14,161,000
United Parcel Service, Inc. Class B(d)                175,000      13,109,250
                                                                 ---------------
                                                                   27,270,250
                                                                 ---------------
APPAREL RETAIL--1.5%
Urban Outfitters, Inc.(b)(d)                          325,000       8,875,750

APPLICATION SOFTWARE--1.5%
Adobe Systems, Inc.(d)                                225,000       8,937,000

BIOTECHNOLOGY--6.7%
Amgen, Inc.(b)(d)                                     310,000      22,595,900
Genentech, Inc.(b)(d)                                 100,000       8,592,000
Gilead Sciences, Inc.(b)(d)                           130,000       7,913,100
                                                                 ---------------
                                                                   39,101,000
                                                                 ---------------
COMMUNICATIONS EQUIPMENT--5.6%
Cisco Systems, Inc.(b)(d)                           1,365,000      25,348,050
QUALCOMM, Inc.(d)                                     145,000       6,954,200
                                                                 ---------------
                                                                   32,302,250
                                                                 ---------------
COMPUTER HARDWARE--2.3%
Apple Computer, Inc.(b)(d)                            180,000      13,591,800

CONSUMER FINANCE--2.4%
SLM Corp.                                             250,000      13,990,000

DATA PROCESSING & OUTSOURCED SERVICES--3.3%
First Data Corp.(d)                                   425,000      19,167,500

DEPARTMENT STORES--1.0%
Kohl's Corp.(b)                                       135,000       5,992,650

DRUG RETAIL--1.4%
Walgreen Co.(d)                                       190,000       8,223,200

FOOTWEAR--1.4%
NIKE, Inc. Class B(d)                                 100,000       8,095,000

GENERAL MERCHANDISE STORES--3.1%
Target Corp.(d)                                       325,000      17,793,750

HEALTH CARE EQUIPMENT--4.7%
Medtronic, Inc.                                       485,000      27,387,950

HEALTH CARE SERVICES--1.7%
Medco Health Solutions, Inc.(b)                       180,000       9,738,000


                                                     SHARES           VALUE
                                                   ----------    ---------------
HOME IMPROVEMENT RETAIL--4.5%
Lowe's Cos., Inc.(d)                                  415,000  $   26,373,250

HOUSEHOLD PRODUCTS--3.3%
Procter & Gamble Co. (The)(d)                         320,000      18,953,600

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.6%
Monster Worldwide, Inc.(b)(d)                         225,000       9,598,500

INDUSTRIAL CONGLOMERATES--5.0%
General Electric Co.(d)                               880,000      28,820,000

INDUSTRIAL MACHINERY--2.1%
Illinois Tool Works, Inc.(d)                          145,000      12,222,050

INTERNET SOFTWARE & SERVICES--4.8%
eBay, Inc.(b)(d)                                      290,000      12,499,000
Yahoo!, Inc.(b)(d)                                    445,000      15,281,300
                                                                 ---------------
                                                                   27,780,300
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE--2.5%
Morgan Stanley                                        240,000      14,748,000

MANAGED HEALTH CARE--1.6%
UnitedHealth Group, Inc.(d)                           155,000       9,210,100

MOVIES & ENTERTAINMENT--3.9%
News Corp. Class B(d)                                 590,000       9,758,600
Walt Disney Co. (The)                                 505,000      12,781,550
                                                                 ---------------
                                                                   22,540,150
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3 1%
Citigroup, Inc.                                       385,000      17,933,300

RESTAURANTS--2.1%
Starbucks Corp.(b)(d)                                 385,000      12,204,500

SEMICONDUCTORS--5.8%
Intel Corp.(d)                                        655,000      13,931,850
Maxim Integrated Products, Inc.(d)                    330,000      13,543,200
Xilinx, Inc.(d)                                       215,000       6,054,400
                                                                 ---------------
                                                                   33,529,450
                                                                 ---------------
SOFT DRINKS--2.2%
PepsiCo, Inc.(d)                                      225,000      12,865,500

SPECIALTY STORES--2.1%
Staples, Inc.                                         527,500      12,507,025

SYSTEMS SOFTWARE--2.8%
Microsoft Corp.(d)                                    575,000      16,186,250

Phoenix Capital Growth Fund


                                                     SHARES           VALUE
                                                   ----------    ---------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
Fastenal Co.(d)                                       195,000  $    7,439,250
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $428,840,197)                                    523,377,325
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--8.0%

APPLICATION SOFTWARE--3.5%
SAP AG Sponsored ADR (Germany)(d)                     400,000      20,548,000

PHARMACEUTICALS--1.6%
Teva Pharmaceutical Industries Ltd. Sponsored
  ADR (United States)(d)                              210,000       8,952,300

SEMICONDUCTORS--2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Taiwan)(d)                         1,546,494      16,702,135
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $34,309,784)                                      46,202,435
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $463,149,981)                                    569,579,760
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--21.9%

MONEY MARKET MUTUAL FUNDS--19.5%
State Street Navigator Prime Plus (4.54% seven
  day effective yield)(e)                         113,363,503     113,363,503


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
COMMERCIAL PAPER(f)--2.4%
Honeywell International, Inc. 4.43%, 2/2/06      $      6,645  $    6,644,182
Honeywell International, Inc. 4.47%, 2/6/06             2,430       2,428,492
Cargill, Inc. 4.48%, 2/14/06                            1,670       1,667,298
Preferred Receivable Funding Corp. 4.38%,
  2/15/06                                               2,255       2,251,159
UBS Finance Delaware LLC 4.57%, 4/17/06                 1,200       1,188,638
                                                                 ---------------
                                                                   14,179,769
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $127,533,209)                                    127,543,272
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--119.9%
(IDENTIFIED COST $590,683,190)                                    697,123,032(a)

Other assets and liabilities, net--(19.9)%                       (115,608,302)
                                                                 ---------------
NET ASSETS--100.0%                                             $  581,514,730
                                                                 ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $110,482,790 and gross depreciation of $4,687,897 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $591,328,139.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) The rate shown is the discount rate.

Phoenix Core Bond Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
U.S. GOVERNMENT SECURITIES--1.9%

U.S. TREASURY BONDS--0.6%
U.S. Treasury Bond 5.375%, 2/15/31(g)            $        405  $      445,848

U.S. TREASURY NOTES--1.3%
U.S. Treasury Note 4.125%, 5/15/15(g)                   1,100       1,065,410
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,538,910)                                        1,511,258
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--26.7%

FHLMC 6%, 10/1/34                                       1,090       1,101,982
FNMA 6%, 10/1/14                                          699         714,796
FNMA 6.50%, '16-'32                                     2,074       2,132,252
FNMA 6%, 7/1/17                                           869         888,091
FNMA 5.50%, '17-'34                                     7,999       7,935,422
FNMA 5%, '20-'35                                        1,902       1,854,360
FNMA 4.50%, 5/1/20                                      1,097       1,064,983
FNMA 6%, 5/1/29                                           367         371,849
FNMA 7.50%, 3/1/31                                        274         287,140
FNMA 7%, 7/1/31                                           255         264,611
FNMA 7%, 9/1/31                                           321         333,827
GNMA 8.50%, 3/15/06                                         1             832
GNMA 8.50%, 11/15/22                                        1             803
GNMA 6.50%, 9/15/28                                       250         262,602
GNMA 7.50%, 9/15/29                                       253         266,804
GNMA 5%, 7/15/33                                        2,750       2,711,927
GNMA 6%, 6/15/34                                          991       1,016,249
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,175,533)                                      21,208,530
--------------------------------------------------------------------------------

MUNICIPAL BONDS--16.6%

CALIFORNIA--4.2%
Alameda Corridor Transportation Authority
  Taxable Series C 6.50%, 10/1/19 (MBIA Insured)        1,000       1,099,240
Fresno County Pension Obligation Taxable 6.34%,
  8/15/12 (FGIC Insured)                                1,000       1,076,770
University of California Series F 4.375%,
  5/15/30 (FSA Insured)                                 1,200       1,155,588
                                                                 ---------------
                                                                    3,331,598
                                                                 ---------------


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
CONNECTICUT--1.0%
Hartford Taxable Series B 4.13%, 8/1/07
  (FSA Insured)                                  $        365  $      361,255
Hartford Taxable Series B 5.01%, 8/1/15
  (FSA Insured)                                           430         429,677
                                                                 ---------------
                                                                      790,932
                                                                 ---------------
GEORGIA--1.4%
Georgia State Series C 5.50%, 7/1/14                    1,000       1,125,210

MICHIGAN--1.2%
Detroit Water Supply System Series A 4.50%,
  7/1/32 (FGIC Insured)                                 1,000         969,880

NEW JERSEY--1.8%
New Jersey State Educational Facilities
  Authority Princeton University Series B
  4.25%, 7/1/35                                           490         461,732
Orange Township Water and Sewer Taxable Series B
  4.55%, 6/1/18 (MBIA Insured)                          1,000         951,820
                                                                 ---------------
                                                                    1,413,552
                                                                 ---------------
OHIO--2.7%
Ohio State Building Authority Facilities of
  Adult Corrections Series C 5%, 10/1/13 (MBIA
  Insured)                                              1,000       1,083,210
Ohio State Development Assistance Taxable
  Series A 6%, 10/1/12 (MBIA Insured)                   1,000       1,055,980
                                                                 ---------------
                                                                    2,139,190
                                                                 ---------------
OREGON--0.4%
Oregon School Boards Association 2004 Pension
  Obligation Taxable 5.023%, 6/30/16 (FSA
  Insured)                                                300         296,709

PENNSYLVANIA--1.3%
Philadelphia Authority for Industrial
  Development Pension Funding Taxable Series A
  5.79%, 4/15/09 (MBIA Insured)                         1,000       1,025,090

RHODE ISLAND--1.3%
Woonsocket Pension Funding Taxable 5.66%,
  7/15/13 (FSA Insured)                                 1,000       1,034,950

Phoenix Core Bond Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
SOUTH CAROLINA--1.3%
South Carolina Transportation Infrastructure
  Bank Series A (AMBAC Insured) 5%, 10/1/33      $      1,000  $    1,034,660
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,370,924)                                      13,161,771
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.1%

Americredit Automobile Receivables Trust 05-AX,
  A4 3.93%, 10/6/11                                     2,000       1,960,160
Chase Funding Mortgage Loan Trust 02-2, 1M2
  6.042%, 3/25/31                                         284         283,314
Comed Transitional Funding Trust 98-1, A7 5.74%,
  12/25/10                                              2,000       2,033,810
GSAMP 05-HE4N, N1 144A 5.50%, 7/25/45(b)                  162         160,786
Merrill Lynch Mortgage Investors, Inc. 05-NCA A
  4.79%, 2/25/36(c)                                       371         371,011
Residential Funding Mortgage Securities II
  06-HSA1, A2 5.19%, 11/25/35(c)                          400         399,875
Saxon Asset Securities Trust 05-3, A2C 4.81%,
  11/25/35(c)                                             400         400,375
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,744,279)                                        5,609,331
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.4%

AIRLINES--3.9%
Continental Airlines, Inc. 01-1 6.703%, 12/15/22          744         718,981
Continental Airlines, Inc. 01-1, A2 6.503%,
  12/15/12                                                395         386,530
Continental Airlines, Inc. 98-1 A 6.648%,
  3/15/19                                                 395         391,679
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23          1,571       1,579,952
                                                                 ---------------
                                                                    3,077,142
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Nuveen Investments, Inc. 5%, 9/15/10                      230         225,375

AUTOMOBILE MANUFACTURERS--0.4%
American Honda Finance Corp. 144A 4.25%,
  3/11/08(b)                                              250         246,035
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13           80          83,053
                                                                 ---------------
                                                                      329,088
                                                                 ---------------
BREWERS--0.2%
Molson Coors Capital Finance 4.85%, 9/22/10               140         137,826


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
BROADCASTING & CABLE TV--0.3%
Clear Channel Communications, Inc. 5.50%,
  9/15/14                                        $         90  $       84,811
Comcast Corp. 5.30%, 1/15/14                              195         189,227
                                                                 ---------------
                                                                      274,038
                                                                 ---------------
BUILDING PRODUCTS--0.3%
Masco Corp. 4.80%, 6/15/15                                225         208,439

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 5.625%, 6/1/15               210         205,295

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15                195         185,983

CONSUMER FINANCE--2.7%
Capital One Financial Corp. 5.25%, 2/21/17                195         186,723
Ford Motor Credit Co. 8.625%, 11/1/10                     180         173,440
General Electric Capital Corp. 6.75%, 3/15/32             500         580,656
General Motors Acceptance Corp. 6.875%, 8/28/12           180         171,081
Household Finance Corp. 8%, 7/15/10                       500         555,144
SLM Corp. 4.74%, 2/1/10(c)                                500         485,075
                                                                 ---------------
                                                                    2,152,119
                                                                 ---------------
DIVERSIFIED BANKS--2.7%
Bank of America Corp. 5.25%, 12/1/15                      325         323,870
Citicorp Capital I 7.933%, 2/15/27                      1,500       1,595,520
Wachovia Corp. 4.875%, 2/15/14                            200         193,731
                                                                 ---------------
                                                                    2,113,121
                                                                 ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
ARAMARK Services, Inc. 5%, 6/1/12                         190         182,904
International Lease Finance Corp. 4.75%, 1/13/12          375         363,329
                                                                 ---------------
                                                                      546,233
                                                                 ---------------
ELECTRIC UTILITIES--0.2%
PPL Capital Funding Trust I Series A 4.33%,
  3/1/09                                                  190         184,127

GENERAL MERCHANDISE STORES--0.2%
Target Corp. 5.375%, 6/15/09                              165         166,862

HEALTH CARE EQUIPMENT--0.2%
Thermo Electron Corp. 5%, 6/1/15                          180         173,742

HOMEBUILDING--0.2%
Horton (D.R.), Inc. 5.25%, 2/15/15                        170         158,629

HOMEFURNISHING RETAIL--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16                   160         160,882

Phoenix Core Bond Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Duke Capital LLC 5.668%, 8/15/14                 $        185  $      185,506

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
AT&T, Inc. 5.875%, 2/1/12                                 130         132,733
Verizon Global Funding Corp. 4.90%, 9/15/15               130         124,613
                                                                 ---------------
                                                                      257,346
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The) 5.125%, 1/15/15           475         464,538
Merrill Lynch & Co., Inc. 6.50%, 7/15/18                  300         326,728
Morgan Stanley 5.375%, 10/15/15                           250         248,151
                                                                 ---------------
                                                                    1,039,417
                                                                 ---------------
LIFE & HEALTH INSURANCE--0.6%
Jackson National Life Global Funding 144A
  5.63%, 2/10/10(b)(c)                                    505         488,587

MANAGED HEALTH CARE--0.2%
WellPoint, Inc. 5.25%, 1/15/16                            125         123,376

MULTI-UTILITIES & UNREGULATED POWER--0.1%
Dominion Resources, Inc. 5%, 3/15/13                       90          86,968

OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15            270         261,376

OIL & GAS EXPLORATION & PRODUCTION--0.3%
XTO Energy, Inc. 5.30%, 6/30/15                           250         248,343

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP 5.125%, 7/1/17                        200         189,955
Kinder Morgan Finance Co. 144A 5.70%, 1/5/16(b)           175         175,004
                                                                 ---------------
                                                                      364,959
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0 7%
JPMorgan Chase & Co. 5.125%, 9/15/14                      595         583,407

REAL ESTATE MANAGEMENT & DEVELOPMENT--0 2%
EOP Operating LP 4.75%, 3/15/14                           125         117,671

REGIONAL BANKS--0.3%
Zions Bancorp. 5.50%, 11/16/15                            200         199,453

REITS--0.5%
Health Care REIT, Inc. 5.875%, 5/15/15                    225         221,362
iStar Financial, Inc. 6.05%, 4/15/15                      200         202,310
                                                                 ---------------
                                                                      423,672
                                                                 ---------------
SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 5.125%, 9/30/14                           200         195,243


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
SYSTEMS SOFTWARE--0.2%
Oracle Corp. 144A 5.25%, 1/15/16(b)              $        160  $      157,561

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cingular Wireless LLC 6.50%, 12/15/11                     180         191,557
Sprint Capital Corp. 8.375%, 3/15/12                      175         201,906
                                                                 ---------------
                                                                      393,463
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $15,372,935)                                      15,425,249
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--24.3%

Bear Stearns Adjustable Rate Mortgage Trust
  05-12, 13A1 5.482%, 2/25/36(c)                          197         195,388
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 05-CD1, AM 5.225%, 7/15/44(c)                     650         647,969
Countrywide Alternative Loan Trust 05-43, 4A2
  5.761%, 10/25/35(c)                                     463         460,661
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                         243         240,512
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
  6/15/35(b)                                              450         437,338
First Horizon Mortgage Pass-Through Trust 03-2,
  1A12 5.75%, 4/25/33                                     445         440,608
First Union - Lehman Brothers - Bank of America
  98-C2, A2 6.56%, 11/18/35                             1,159       1,188,262
First Union - Lehman Brothers Commercial
  Mortgage 97-C1, A3 7.38%, 4/18/29                     1,002       1,015,265
GE Capital Commercial Mortgage Corp. 04-C3, A4
  5.189%, 7/10/39(c)                                    1,000         993,718
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
  4.871%, 5/25/35(c)                                      398         392,034
Greenpoint Mortgage Funding Trust 2005-AR4, B3
  6.63%, 10/25/45(c)                                      690         649,192
Greenwich Capital Commercial Funding Corp.
  04-GG1, A7 5.317%, 6/10/36(c)                         1,000       1,002,374
Greenwich Capital Commercial Funding Corp.
  05-GG5, AJ 5.301%, 4/10/37(c)                           410         409,231
GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                   161         160,232
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
  1/25/21                                                 396         394,424
Lehman Brothers - UBS Commercial Mortgage Trust
  04-C7, A6 4.786%, 10/15/29(c)                         1,000         966,875
Master Asset Securitization Trust 2003-10, 3A1
  5.50%, 11/25/33                                         363         357,156
Master Resecuritzation Trust 7.38%, 4/26/45               170         170,000

Phoenix Core Bond Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
Merrill Lynch Mortgage Investors, Inc. 96-C2,
  A3 6.96%, 11/21/28                             $        321  $      322,265
Merrill Lynch Mortgage Trust 04-KEY2, A4
  4.864%, 8/12/39(c)                                    1,000         971,262
Morgan Stanley Capital I 98-WF1, A2 6.55%,
  3/15/30                                                 715         729,263
RAAC Series 05-SP1, 1A1 5%, 9/25/34                       623         596,851
Residential Accredit Loans, Inc. 06-QA1, A21
  6.017%, 1/25/36(c)                                      815         825,571
Residential Funding Mortgage Securities I, Inc.
  05-SA1, 2A 4.899%, 3/25/35(c)                           438         431,642
Structured Asset Securities Corp. 03-32, 1A1
  5.262%, 11/25/33(c)                                     551         535,071
Structured Asset Securities Corp. 05-1, 6A1 6%,
  2/25/35                                               1,161       1,162,383
Structured Asset Securities Corp. 05-6, 4A1 5%,
  5/25/35                                                 681         655,246
Washington Mutual, Inc. 05-AR3, A2 4.65%,
  3/25/35(c)                                              753         738,291
Wells Fargo Mortgage Backed Securities Trust
  05-14, 2A1 5.50%, 12/25/35                              809         790,563
Wells Fargo Mortgage Backed Securities Trust
  05-5, 1A1 5%, 5/25/20                                   408         399,668
Wells Fargo Mortgage Backed Securities Trust
  05-AR16, 6A3 5%, 10/25/35(c)                            722         715,131
Wells Fargo Mortgage Backed Securities Trust
  05-AR4, 2A1 4.53%, 4/25/35(c)                           347         341,083
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $19,548,442)                                      19,335,529
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.8%

MEXICO--0.4%
United Mexican States 6.625%, 3/3/15                      300         324,000

RUSSIA--0.4%
Russian Federation RegS 5%, 3/31/30(c)(e)                 305         340,838
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $637,293)                                            664,838
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--1.6%

AUSTRALIA--0.2%
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)          150         146,835

CHILE--0.5%
Celulosa Arauco y Constitucion SA 5.625%, 4/20/15         225         221,113


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
CHILE--(CONTINUED)
Petropower I Funding Trust 144A 7.36%,
  2/15/14(b)                                     $        158  $      150,458
                                                                 ---------------
                                                                      371,571
                                                                 ---------------
GERMANY--0.7%
Deutsche Bank AG NY Series GS 4.70%, 3/22/12(c)           485         467,201
Deutsche Telekom International Finance BV 8%,
  6/15/10                                                 120         132,993
                                                                 ---------------
                                                                      600,194
                                                                 ---------------
ITALY--0.2%
Telecom Italia Capital S.p.A. 5.25%, 11/15/13             200         194,277
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,352,688)                                        1,312,877
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $78,741,004)                                      78,229,383
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.4%


                                                     SHARES           VALUE
                                                   ----------    ---------------
MONEY MARKET MUTUAL FUNDS--2.0%
State Street Navigator Prime Plus (4.54% seven
  day effective yield)(f)                           1,568,919       1,568,919


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
COMMERCIAL PAPER(h)--2.4%
UBS Finance Delaware LLC 4.47%, 2/1/06           $      1,925       1,925,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,493,919)                                        3,493,919
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--102.8%
(IDENTIFIED COST $82,234,923)                                      81,723,302(a)

Other assets and liabilities, net--(2.8)%                          (2,245,506)
                                                                 ---------------
NET ASSETS--100.0%                                             $   79,477,796
                                                                 ===============

Phoenix Core Bond Fund














(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $680,965 and gross depreciation of $1,192,972 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $82,235,309.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $2,122,836 or 2.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determinitation" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Represents security purchased with cash collateral received for securities on loan.
(g) All or a portion of security is on loan.
(h) The rate shown is the discount rate.

Phoenix High Yield Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
DOMESTIC CORPORATE BONDS--89.4%

AEROSPACE & DEFENSE--2.3%
Armor Holdings, Inc. 8.25%, 8/15/13              $      1,500  $    1,627,500
DRS Technologies, Inc. 6.625%, 2/1/16                     300         303,750
DRS Technologies, Inc. 7.625%, 2/1/18                     300         306,000
Esterline Technologies Corp. 7.75%, 6/15/13               360         376,200
L-3 Communications Corp. 144A 6.375%,
  10/15/15(b)                                           1,000       1,000,000
                                                                 ---------------
                                                                    3,613,450
                                                                 ---------------
AGRICULTURAL PRODUCTS--2.5%
United Agri Products 8.25%, 12/15/11                    3,600       3,838,500

ALTERNATIVE CARRIERS--0.7%
Time Warner Telecom Holdings, Inc. 9.25%,
  2/15/14                                                 500         535,000
Time Warner Telecom, Inc. 10.125%, 2/1/11                 500         527,500
                                                                 ---------------
                                                                    1,062,500
                                                                 ---------------
AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating Trust
  Interests (e)(f)(g)(j)                                5,164           1,033

AUTOMOTIVE RETAIL--1.2%
Hertz Corp. 144A 8.875%, 1/1/14(b)                      1,075       1,115,313
Hertz Corp. 144A 10.50%, 1/1/16(b)                        320         336,000
Pantry, Inc. (The) 7.75%, 2/15/14                         400         411,000
                                                                 ---------------
                                                                    1,862,313
                                                                 ---------------
BROADCASTING & CABLE TV--7.1%
Charter Communications Holdings I LLC 144A 11%,
  10/1/15(b)                                            1,000         827,500
Charter Communications Holdings II LLC/Charter
  Communications Holdings II Capital Corp.
  10.25%, 9/15/10                                         750         741,562
Charter Communications Holdings LLC/Charter
  Communications Holdings Capital Corp. 10%,
  4/1/09                                                  600         453,000
Charter Communications Holdings, Inc. LLC 144A
  0%, 5/15/14(b)(d)                                       650         334,750


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
BROADCASTING & CABLE TV--(CONTINUED)
DIRECTV Holdings LLC/DIRECTV Financing Co.,
  Inc. 8.375%, 3/15/13                           $        455  $      490,263
DIRECTV Holdings LLC/DIRECTV Financing Co.,
  Inc. 6.375%, 6/15/15                                  1,800       1,773,000
Echostar DBS Corp. 144A 7.125%, 2/1/16(b)               2,190       2,170,837
Liberty Media Corp. 5.70%, 5/15/13                        685         644,540
Mediacom Broadband LLC 144A 8.50%, 10/15/15(b)          1,000         950,000
Mediacom LLC/Mediacom Capital Corp. 9.50%,
  1/15/13                                               1,160       1,157,100
Rainbow National Services LLC 144A 8.75%,
  9/1/12(b)                                             1,400       1,506,750
                                                                 ---------------
                                                                   11,049,302
                                                                 ---------------
BUILDING PRODUCTS--1.2%
Ply Gem Industries, Inc. 9%, 2/15/12                    2,090       1,818,300

CASINOS & GAMING--7.1%
Boyd Gaming Corp. 7.125%, 2/1/16                          700         698,250
MGM MIRAGE 8.50%, 9/15/10                               1,665       1,814,850
OED Corp./DIAMOND JO LLC 8.75%, 4/15/12                 1,750       1,723,750
Seminole Tribe of Florida 144A 5.798%,
  10/1/13(b)                                              750         744,987
Seminole Tribe of Florida 144A 6.535%,
  10/1/20(b)                                              750         744,721
Station Casinos, Inc. 6.875%, 3/1/16                    3,000       3,063,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
  6.625%, 12/1/14                                       2,300       2,251,125
                                                                 ---------------
                                                                   11,041,433
                                                                 ---------------
COMMERCIAL PRINTING--1.7%
Cenveo Corp. 9.625%, 3/15/12                              500         538,750
Cenveo Corp. 7.875%, 12/1/13                            2,142       2,099,160
                                                                 ---------------
                                                                    2,637,910
                                                                 ---------------
COMMODITY CHEMICALS--0.7%
Lyondell Chemical Co. 9.50%, 12/15/08                     795         837,731
Westlake Chemical Corp. 6.625%, 1/15/16                   275         276,719
                                                                 ---------------
                                                                    1,114,450
                                                                 ---------------
COMMUNICATIONS EQUIPMENT--0.8%
Dycom Industries, Inc. 144A 8.125%, 10/15/15(b)         1,250       1,300,000

Phoenix High Yield Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
CONSUMER FINANCE--3.7%
Ford Motor Credit Co. 6.625%, 6/16/08            $        450  $      423,669
Ford Motor Credit Co. 7%, 10/1/13                         850         769,947
General Motors Acceptance Corp. 6.125%, 9/15/06         2,000       1,979,080
General Motors Acceptance Corp. 5.625%, 5/15/09         1,000         937,622
General Motors Acceptance Corp. 7.25%, 3/2/11           1,000         965,805
General Motors Acceptance Corp. 6.75%, 12/1/14            750         711,962
                                                                 ---------------
                                                                    5,788,085
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
SunGard Data Systems, Inc. 144A 8.525%,
  8/15/13(b)(d)                                           250         260,625
SunGard Data Systems, Inc. 144A 9.125%,
  8/15/13(b)                                              250         261,250
SunGard Data Systems, Inc. 144A 10.25%,
  8/15/15(b)                                              500         505,000
                                                                 ---------------
                                                                    1,026,875
                                                                 ---------------
DIVERSIFIED CHEMICALS--1.9%
Equistar Chemicals LP/Equistar Funding Corp.
  10.125%, 9/1/08                                         700         766,500
Huntsman International LLC 144A 7.375%,
  1/1/15(b)                                               990       1,002,375
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b)         1,250       1,250,000
                                                                 ---------------
                                                                    3,018,875
                                                                 ---------------
ELECTRIC UTILITIES--0.8%
Nevada Power Co. 144A 5.95%, 3/15/16(b)                   600         600,750
Reliant Energy, Inc. 9.25%, 7/15/10                       700         694,750
                                                                 ---------------
                                                                    1,295,500
                                                                 ---------------
ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Allied Waste North America Series B 9.25%,
  9/1/12                                                  667         725,363

FERTILIZERS & AGRICULTURAL CHEMICALS--0 7%
IMC Global, Inc. 10.875%, 8/1/13                        1,000       1,155,000

FOOD RETAIL--3.0%
Ahold Finance USA, Inc. 8.25%, 7/15/10                    500         542,500
Ahold Lease USA, Inc. A-2 8.62%, 1/2/25(d)              2,000       2,231,250
Delhaize America, Inc. 8.125%, 4/15/11                    500         545,834
Stater Brothers Holdings, Inc. 8.125%, 6/15/12          1,335       1,335,000
                                                                 ---------------
                                                                    4,654,584
                                                                 ---------------


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
HEALTH CARE EQUIPMENT--0.7%
Fisher Scientific International, Inc. 6 125%,
  7/1/15(d)                                      $      1,100  $    1,106,875

HEALTH CARE FACILITIES--2.0%
HCA, Inc. 6.95%, 5/1/12                                   900         930,509
HCA, Inc. 6.30%, 10/1/12                                  250         250,031
HealthSouth Corp. 10.75%, 10/1/08                         500         496,250
HealthSouth Corp. 7.625%, 6/1/12                          500         528,750
US Oncology, Inc. 9%, 8/15/12                             800         854,000
                                                                 ---------------
                                                                    3,059,540
                                                                 ---------------
HEALTH CARE SERVICES--1.6%
Omnicare, Inc. 6.875%, 12/15/15                           925         930,781
US Oncology Holdings, Inc. 9.264%, 3/15/15(d)           1,500       1,500,000
                                                                 ---------------
                                                                    2,430,781
                                                                 ---------------
HOMEBUILDING--2.9%
Horton (D.R.), Inc. 5.25%, 2/15/15                        585         545,872
Meritage Homes Corp. 6.25%, 3/15/15                     2,560       2,355,200
Technical Olympic USA, Inc. 9%, 7/1/10                    890         917,812
Technical Olympic USA, Inc. 7.50%, 1/15/15                750         657,188
                                                                 ---------------
                                                                    4,476,072
                                                                 ---------------
HOTELS, RESORTS & CRUISE LINES--0.4%
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 5/1/12                                          500         550,000

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.5%
Calpine Corp. 144A 8.75%, 7/15/13(b)(e)                 3,750       3,356,250
NRG Energy, Inc. 7.375%, 2/1/16                           495         506,137
                                                                 ---------------
                                                                    3,862,387
                                                                 ---------------
INDUSTRIAL MACHINERY--1.0%
Gardner Denver, Inc. 8%, 5/1/13                         1,450       1,529,750

INTEGRATED TELECOMMUNICATION SERVICES--4.7%
Cincinnati Bell, Inc. 7.25%, 7/15/13                    1,100       1,159,125
Qwest Communications International, Inc. 7.84%,
  2/15/09(d)                                            1,000       1,020,000
Qwest Communications International, Inc. 144A
  7.50%, 2/15/14(b)                                     1,500       1,522,500
Qwest Corp. 7.875%, 9/1/11                                500         531,250
Qwest Corp. 8.875%, 3/15/12                             1,000       1,112,500
Telcordia Technologies, Inc. 144A 10%, 3/15/13(b)       2,155       1,982,600
                                                                 ---------------
                                                                    7,327,975
                                                                 ---------------

Phoenix High Yield Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 144A 7.375%, 9/15/13(b)  $        450  $      461,250

LEISURE PRODUCTS--2.0%
K2, Inc. 7.375%, 7/1/14                                 3,065       3,087,988

LIFE & HEALTH INSURANCE--1.1%
UnumProvident Finance Co. plc 144A 6.85%,
  11/15/15(b)                                           1,585       1,656,691

MANAGED HEALTH CARE--0.7%
Coventry Health Care, Inc. 5.875%, 1/15/12                500         505,000
Coventry Health Care, Inc. 6.125%, 1/15/15                500         513,125
                                                                 ---------------
                                                                    1,018,125
                                                                 ---------------
METAL & GLASS CONTAINERS--4.1%
AEP Industries, Inc. 7.875%, 3/15/13                    2,400       2,340,000
Ball Corp. 6.875%, 12/15/12                               880         903,100
Crown Americas LLC/Crown Americas Capital Corp.
  144A 7.75%, 11/15/15(b)                               1,105       1,151,962
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26              500         465,000
Owens-Brockway Glass Container, Inc. 7.75%,
  5/15/11                                               1,500       1,575,000
                                                                 ---------------
                                                                    6,435,062
                                                                 ---------------
MOVIES & ENTERTAINMENT--1.6%
WMG Holdings Corp. 0%, 12/15/14(d)                      3,315       2,428,238

MULTI-UTILITIES & UNREGULATED POWER--0.3%
TECO Energy, Inc. 7.20%, 5/1/11                           500         533,750

OIL & GAS EQUIPMENT & SERVICES--1.9%
Gulfmark Offshore, Inc. 7.75%, 7/15/14                  2,195       2,304,750
Hornbeck Offshore Services, Inc. Series B
  6.125%, 12/1/14                                         720         723,600
                                                                 ---------------
                                                                    3,028,350
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION--3.6%
Chesapeake Energy Corp. 6.375%, 6/15/15                   125         125,312
Chesapeake Energy Corp. 6.875%, 1/15/16                 1,000       1,025,000
Chesapeake Energy Corp. 6.25%, 1/15/18                    500         496,250
Chesapeake Energy Corp. 144A 6.875%, 11/15/20(b)        1,550       1,588,750
Forest Oil Corp. 8%, 12/15/11                           1,000       1,100,000
Pioneer Natural Resources Co. 5.875%, 7/15/16           1,000         971,573
Pogo Producing Co. 144A 6.875%, 10/1/17(b)                350         351,750
                                                                 ---------------
                                                                    5,658,635
                                                                 ---------------


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
OIL & GAS STORAGE & TRANSPORTATION--7.6%
Atlas Pipeline Partners LP 144A 8.125%,
  12/15/15(b)                                    $        990  $    1,024,650
Copano Energy LLC 144A 8.125%, 3/1/16(b)                  150         150,000
El Paso Corp. 7.875%, 6/15/12                           1,500       1,593,750
Ferrellgas Partners LP/Ferrellgas Partners
  Finance 8.75%, 6/15/12                                  500         507,500
Holly Energy Partners LP 6.25%, 3/1/15                  1,175       1,139,750
Inergy LP/Inergy Finance Corp. 144A 8.25%,
  3/1/16(b)                                               595         605,413
Pacific Energy Partners LP/ Pacific Energy
  Finance Corp. 7.125%, 6/15/14                           625         653,125
SemGroup LP 144A 8.75%, 11/15/15(b)                     1,205       1,247,175
Southern Star Central Corp. 8.50%, 8/1/10               1,300       1,391,000
Suburban Propane Partners LP/ Suburban Energy
  Finance Corp. 6.875%, 12/15/13                          735         703,762
Targa Resources, Inc. 144A 8.50%, 11/1/13(b)            1,110       1,159,950
Teekay Shipping Corp. 8.875%, 7/15/11                   1,450       1,636,687
                                                                 ---------------
                                                                   11,812,762
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
American Real Estate Partners LP/American Real
  Estate Finance Corp. 8.125%, 6/1/12                   1,000       1,050,000

PACKAGED FOODS & MEATS--1.3%
ASG Consolidated LLC/ASG Finance, Inc. 0%,
  11/1/11(d)                                              995         805,950
Pilgrim's Pride Corp. 9.25%, 11/15/13                   1,100       1,174,250
                                                                 ---------------
                                                                    1,980,200
                                                                 ---------------
PAPER PRODUCTS--1.0%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b)              895         895,000
Georgia-Pacific Corp. 8%, 1/15/24                         750         735,000
                                                                 ---------------
                                                                    1,630,000
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE--0.7%
First American Capital Trust I 8.50%, 4/15/12           1,000       1,083,155

PUBLISHING & PRINTING--4.0%
Cadmus Communications Corp. 8.375%, 6/15/14             2,025       2,055,375
Dex Media West LLC/Dex Media West Finance Co.
  Series B 9.875%, 8/15/13                              1,000       1,108,750
Primedia, Inc. 8.875%, 5/15/11                            500         470,000
Primedia, Inc. 8%, 5/15/13                              3,030       2,651,250
                                                                 ---------------
                                                                    6,285,375
                                                                 ---------------

Phoenix High Yield Fund


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0 5%
American Real Estate Partners LP/American Real
  Estate Finance Corp. 7.125%, 2/15/13           $        750  $      763,125

REGIONAL BANKS--0.3%
Colonial Bank NA 6.375%, 12/1/15                          500         513,050

REITS--0.6%
Host Marriott LP Series O 6.375%, 3/15/15                 600         595,500
Ventas Realty LP/Ventas Capital Corp. 7 125%,
  6/1/15                                                  250         262,813
                                                                 ---------------
                                                                      858,313
                                                                 ---------------
RESTAURANTS--1.2%
EPL Finance Corp. 144A 11.75%, 11/15/13(b)                320         326,400
Restaurant Co. (The) 144A 10%, 10/1/13(b)               1,550       1,468,625
                                                                 ---------------
                                                                    1,795,025
                                                                 ---------------
STEEL--2.2%
Chaparral Steel Co. 10%, 7/15/13                        2,000       2,210,000
Gibraltar Industries, Inc. 144A 8%, 12/1/15(b)          1,255       1,264,412
                                                                 ---------------
                                                                    3,474,412
                                                                 ---------------
TOBACCO--1.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
  6.50%, 7/15/10(b)                                       415         417,075
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
  7.30%, 7/15/15(b)                                     1,600       1,652,000
                                                                 ---------------
                                                                    2,069,075
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $136,820,144)                                    138,969,434
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--8.0%

BERMUDA--0.5%
Intelsat Bermuda Ltd. 144A  8.625%, 1/15/15(b)            250         251,875
Intelsat Ltd. 6.50%, 11/1/13                              750         560,625
                                                                 ---------------
                                                                      812,500
                                                                 ---------------
CANADA--4.4%
CHC Helicopter Corp. 7.375%, 5/1/14                     1,300       1,326,000
Intrawest Corp. 7.50%, 10/15/13                         1,500       1,545,000
Jean Coutu Group (PJC), Inc. (The) 7.625%,
  8/1/12                                                  500         502,500
North American Energy Partners, Inc. 8 75%,
  12/1/11                                               1,500       1,485,000
Novelis, Inc. 144A 7.50%, 2/15/15(b)                       90          85,500


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
CANADA--(CONTINUED)
Rogers Cable, Inc. 5.50%, 3/15/14                $        500  $      472,500
Rogers Wireless Communications, Inc. 7.25%,
  12/15/12                                                115         122,187
Rogers Wireless Communications, Inc. 8%,
  12/15/12                                                600         639,000
Rogers Wireless Communications, Inc. 6.375%,
  3/1/14                                                  700         707,000
                                                                 ---------------
                                                                    6,884,687
                                                                 ---------------
CHILE--0.5%
Enersis SA 7.375%, 1/15/14                                750         801,278

LUXEMBOURG--1.2%
Basell B.V. 144A 8.375%, 8/15/15(b)                     1,910       1,917,162

MEXICO--0.6%
Pemex Project Funding Master Trust 144A 5.75%,
  12/15/15(b)                                           1,000         988,500

POLAND--0.1%
Poland Telecom Finance BV Series B 14%,
  12/1/07(e)(f)(g)                                      4,942          61,770

SWEDEN--0.7%
Stena AB 9.625%, 12/1/12                                  950       1,040,250
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $17,147,145)                                      12,506,147
--------------------------------------------------------------------------------
                                                     SHARES           VALUE
                                                   ----------    ---------------
DOMESTIC PREFERRED STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Series A Pfd. 2.50%(i)                 6,727              68
--------------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $47,089)                                                  68
--------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(f)(g)(i)                                76               0
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,881)                                                  0
--------------------------------------------------------------------------------

WARRANTS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Strike $1.36, 4/16/07(i)              14,906               0

Phoenix High Yield Fund


--------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $5,217)                                                    0
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $154,377,476)                                    151,475,649
--------------------------------------------------------------------------------


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
SHORT-TERM INVESTMENTS--3.9%

FEDERAL AGENCY SECURITIES(h)--1.6%
FHLB 4.34%, 2/1/06                               $      2,400  $    2,400,000

DISCOUNTED NOTE--2.3%
IBRD 4.40%, 2/28/06                                     3,600       3,588,120
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,988,120)                                        5,988,120
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $160,365,596)                                    157,463,769(a)

Other assets and liabilities, net--(1.3)%                          (1,985,646)
                                                                 ---------------
NET ASSETS--100.0%                                             $  155,478,123
                                                                 ===============



(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,785,045 and gross depreciation of $6,706,198 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $160,384,922.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $40,436,348 or 26% of net assets.
(c) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Security in default.
(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2006, these securities amounted to a value of $62,803 or 0.1% of net assets.
(g) Restricted security. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(h) The rate shown is the discount rate.
(i) Non-income producing.
(j) Investment represents interest in a Liquidating Trust distributed and received as bankruptcy settlement of Cambridge Industries 10.25%, 7/15/07 which was simultaneously retired.

Phoenix Mid-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                     SHARES           VALUE
                                                   ----------    ---------------
DOMESTIC COMMON STOCKS--87.1%

AEROSPACE & DEFENSE--1.8%
Precision Castparts Corp.(d)                           60,000  $    2,997,000

APPAREL RETAIL--1.9%
Urban Outfitters, Inc.(b)(d)                          115,000       3,140,650

APPLICATION SOFTWARE--6.3%
Autodesk, Inc.(d)                                     135,000       5,479,650
Mercury Interactive Corp.(b)(d)                        75,000       2,606,250
NAVTEQ Corp.(b)(d)                                     50,000       2,245,500
                                                                 ---------------
                                                                   10,331,400
                                                                 ---------------
AUTOMOTIVE RETAIL--3.3%
Advance Auto Parts, Inc.(b)                           125,000       5,446,250

BIOTECHNOLOGY--0.8%
Affymetrix, Inc.(b)(d)                                 35,000       1,336,300

CASINOS & GAMING--5.2%
Boyd Gaming Corp.(d)                                   60,000       2,712,000
MGM Mirage(b)(d)                                       50,000       1,853,000
Station Casinos, Inc.(d)                               60,000       4,011,000
                                                                 ---------------
                                                                    8,576,000
                                                                 ---------------
COMMUNICATIONS EQUIPMENT--1.8%
Avaya, Inc.(b)(d)                                     280,000       2,954,000

COMPUTER STORAGE & PERIPHERALS--2.4%
QLogic Corp.(b)(d)                                    100,000       3,967,000

CONSUMER FINANCE--1.1%
First Marblehead Corp. (The)(d)                        55,000       1,780,900

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.0%
Corporate Executive Board Co. (The)                    40,000       3,365,600

ELECTRONIC EQUIPMENT MANUFACTURERS--0.8%
Symbol Technologies, Inc.                             110,000       1,358,500

GENERAL MERCHANDISE STORES--2.7%
Dollar General Corp.(d)                               260,000       4,394,000

HEALTH CARE EQUIPMENT--3.1%
Varian Medical Systems, Inc.(b)                        85,000       5,117,850

HEALTH CARE SERVICES--6.2%
Express Scripts, Inc.(b)(d)                            20,000       1,825,800
Laboratory Corporation of America Holdings(b)(d)       35,000       2,052,750
Medco Health Solutions, Inc.(b)                        79,642       4,308,632


                                                     SHARES           VALUE
                                                   ----------    ---------------
HEALTH CARE SERVICES--(CONTINUED)
Quest Diagnostics, Inc.(d)                             40,000  $    1,977,200
                                                                 ---------------
                                                                   10,164,382
                                                                 ---------------
HOME FURNISHING RETAIL--0.9%
Bed Bath & Beyond, Inc.(b)(d)                          40,000       1,496,400

HUMAN RESOURCES & EMPLOYMENT SERVICES--4.6%
Manpower, Inc.                                         45,000       2,422,350
Monster Worldwide, Inc.(b)(d)                         120,000       5,119,200
                                                                 ---------------
                                                                    7,541,550
                                                                 ---------------
LEISURE PRODUCTS--2.8%
Polaris Industries, Inc.(d)                            85,000       4,636,750

MOVIES & ENTERTAINMENT--1.5%
DreamWorks Animation SKG, Inc. Class A(b)(d)           90,000       2,412,000

OIL & GAS EQUIPMENT & SERVICES--4.4%
FMC Technologies, Inc.(b)                              70,000       3,627,400
Smith International, Inc.                              80,000       3,600,000
                                                                 ---------------
                                                                    7,227,400
                                                                 ---------------
PERSONAL PRODUCTS--1.4%
Estee Lauder Cos., Inc. (The) Class A(d)               65,000       2,370,550

PHARMACEUTICALS--7.2%
Barr Pharmaceuticals, Inc.(b)                          80,000       5,246,400
Medicis Pharmaceutical Corp. Class A                   80,000       2,472,800
Sepracor, Inc.(b)(d)                                   55,000       3,130,050
Valeant Pharmaceuticals International(d)               55,000         987,800
                                                                 ---------------
                                                                   11,837,050
                                                                 ---------------
REITS--1.6%
CapitalSource, Inc.(d)                                120,000       2,635,200

RESTAURANTS--2.8%
Cheesecake Factory, Inc. (The)(b)(d)                  125,000       4,606,250

SEMICONDUCTORS--10.7%
Altera Corp.(b)(d)                                     70,000       1,351,700
Maxim Integrated Products, Inc.(d)                    135,000       5,540,400
Microchip Technology, Inc.(d)                          70,000       2,625,700
National Semiconductor Corp.(d)                       105,000       2,962,050
Xilinx, Inc.(d)                                       185,000       5,209,600
                                                                 ---------------
                                                                   17,689,450
                                                                 ---------------
SPECIALIZED CONSUMER SERVICES--1.8%
Block (H&R), Inc.(d)                                   70,000       1,712,200

Phoenix Mid-Cap Growth Fund


                                                     SHARES           VALUE
                                                   ----------    ---------------
SPECIALIZED CONSUMER SERVICES--(CONTINUED)
Weight Watchers International, Inc.(b)(d)              25,000  $    1,176,000
                                                                 ---------------
                                                                    2,888,200
                                                                 ---------------
SPECIALTY STORES--4.0%
PETsMART, Inc.(d)                                     260,000       6,515,600

SYSTEMS SOFTWARE--1.8%
Novell, Inc.(b)(d)                                    300,000       2,922,000

TRADING COMPANIES & DISTRIBUTORS--2.2%
Fastenal Co.(d)                                        94,229       3,594,836
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $115,028,397)                                    143,303,068
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--9.1%

INVESTMENT BANKING & BROKERAGE--4.1%
Lazard Ltd. Class A (United States)(d)                190,000       6,813,400

SEMICONDUCTORS--5.0%
ARM Holdings plc Sponsored ADR (United
  Kingdom)(d)                                         520,000       3,697,200
Marvell Technology Group Ltd. (Japan)(b)               65,000       4,447,300
                                                                 ---------------
                                                                    8,144,500
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,007,657)                                       14,957,900
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $123,036,054)                                    158,260,968
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--23.9%

MONEY MARKET MUTUAL FUNDS--19.2%
State Street Navigator Prime Plus (4.54% seven
  day effective yield)(e)                          31,595,068      31,595,068


                                                   PAR VALUE
                                                      (000)           VALUE
                                                   ----------    ---------------
COMMERCIAL PAPER(f)--4.7%
Sysco Corp. 4.45%, 2/1/06                        $      3,000    $  3,000,000
Honeywell International, Inc. 4.47%, 2/6/06             1,835       1,833,861
Cargill, Inc. 4.48%, 2/14/06                            3,000       2,995,146
                                                                 ---------------
                                                                    7,829,007
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $39,424,075)                                      39,424,075
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--120.1%
(IDENTIFIED COST $162,460,129)                                    197,685,043(a)

Other assets and liabilities, net--(20.1)%                        (33,150,064)
                                                                 ---------------
NET ASSETS--100.0%                                             $  164,534,979
                                                                 ===============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $41,026,147 and gross depreciation of $6,016,315 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $162,675,211.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) The rate shown is the discount rate.

Phoenix Money Market Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


  FACE
  VALUE                                    INTEREST   MATURITY
  (000)           DESCRIPTION                RATE       DATE          VALUE
  -----         ---------------            --------   --------       -------
FEDERAL AGENCY SECURITIES(d)--4.8%

  2,500  FHLB                                2.23      5/26/06  $   2,483,878
    600  FHLB(c)                             3.70      7/13/06        598,484
  2,000  FHLB                                3.50     12/29/06      1,978,154
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                     5,060,516
--------------------------------------------------------------------------------

  FACE
  VALUE                                    INTEREST    RESET
  (000)           DESCRIPTION                RATE       DATE          VALUE
  -----         ---------------            --------   --------       -------
FEDERAL AGENCY SECURITIES--VARIABLE(c)--3.5%

    173  SBA (Final Maturity 1/25/21)        4.75       2/1/06        173,278
    436  SBA (Final Maturity 3/25/24)        4.63       2/1/06        422,904
    692  SBA (Final Maturity 10/25/22)       4.75       4/1/06        691,805
    723  SBA (Final Maturity 11/25/21)       4.88       4/1/06        722,380
    405  SBA (Final Maturity 2/25/23)        4.75       4/1/06        404,947
    310  SBA (Final Maturity 2/25/23)        4.75       4/1/06        309,622
    237  SBA (Final Maturity 5/25/21)        4.75       4/1/06        237,039
    738  SBA (Final Maturity 9/25/23)        4.63       4/1/06        737,817
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                           3,699,792
--------------------------------------------------------------------------------

VARIABLE MONEY MARKET CERTIFICATES(c)--4.4%

  1,335  Wells Fargo Bank NA (Final
           Maturity 2/6/06)                  4.34       2/6/06      1,334,995
  1,255  Wells Fargo Bank NA (Final
           Maturity 7/24/06)                 4.60      2/24/06      1,252,950
  2,000  Wells Fargo Bank NA (Final
           Maturity 6/12/06)                 4.57      3/13/06      1,998,002
--------------------------------------------------------------------------------
TOTAL VARIABLE MONEY MARKET CERTIFICATES                            4,585,947
--------------------------------------------------------------------------------

  FACE
  VALUE                                    DISCOUNT   MATURITY
  (000)           DESCRIPTION                RATE       DATE          VALUE
  -----         ---------------            --------   --------       -------
COMMERCIAL PAPER--73.7%

    370  NetJets, Inc.                       4.45       2/1/06        370,000
    360  Sysco Corp.                         4.45       2/1/06        360,000
  2,465  Harley-Davidson Funding Corp.       4.30       2/2/06      2,464,706
  1,770  Cargill, Inc.                       4.34       2/3/06      1,769,573
  1,800  ABN-AMRO NA Finance LLC             4.35       2/6/06      1,798,912


  FACE
  VALUE                                    DISCOUNT   MATURITY
  (000)           DESCRIPTION                RATE       DATE          VALUE
  -----         ---------------            --------   --------       -------
  2,320  Atlantic Industries                 4.28       2/6/06  $   2,318,621
  2,800  Old Line Funding Corp.              4.32       2/6/06      2,798,320
    980  Danske Corp.                        4.38       2/7/06        979,285
  2,640  Goldman Sachs Group, Inc.           4.40       2/8/06      2,637,741
  1,500  Alpine Securitization Corp.         4.35       2/9/06      1,498,550
  1,710  BellSouth Corp.                     4.36      2/10/06      1,708,136
  1,500  George Street Finance LLC           4.36      2/10/06      1,498,365
  1,315  Goldman Sachs Group, Inc.           4.34      2/10/06      1,313,573
  1,200  Danske Corp.                        4.50      2/13/06      1,198,200
  2,045  Gemini Securitization LLC           4.23      2/13/06      2,042,117
  1,450  George Street Finance LLC           4.37      2/13/06      1,447,888
  2,500  CAFCO LLC                           4.32      2/14/06      2,496,100
  1,441  CIT Group, Inc.                     3.90      2/14/06      1,438,971
  2,000  Preferred Receivables Funding
           Corp.                             4.41      2/14/06      1,996,815
  3,355  Cargill, Inc.                       4.37      2/15/06      3,349,298
  2,000  CIT Group, Inc.                     3.92      2/16/06      1,996,733
    362  CIT Group, Inc.                     4.05      2/16/06        361,389
  2,600  Alpine Securitization Corp.         4.35      2/21/06      2,593,717
  2,500  NetJets, Inc.                       4.34      2/21/06      2,493,972
  2,200  Preferred Receivable Funding
           Corp.                             4.43      2/22/06      2,194,315
  1,315  Goldman Sachs Group, Inc.           4.50      2/24/06      1,311,219
  1,765  Old Line Funding Corp.              4.47       3/1/06      1,758,864
  1,000  Preferred Receivable Funding
           Corp.                             4.51       3/2/06        996,367
  1,200  George Street Finance LLC           4.40      3/13/06      1,194,133
  1,105  CAFCO LLC                           4.41      3/16/06      1,099,179
  2,470  Gemini Securitization LLC           4.39      3/16/06      2,457,048
  2,000  Private Export Funding Corp.        4.13      3/16/06      1,990,134
  1,500  CAFCO LLC                           4.43      3/17/06      1,491,878
  1,645  NetJets, Inc.                       4.43      3/21/06      1,635,284
  1,000  Private Export Funding Corp.        4.22      3/23/06        994,139
  2,500  Ranger Funding Co. LLC              4.49      3/23/06      2,484,410
  1,000  Danske Corp.                        4.07      3/27/06        993,895
  1,000  George Street Finance LLC           4.49      4/12/06        991,269
  1,200  UBS Finance Delaware LLC            4.48      4/17/06      1,188,813
  2,850  UBS Finance Delaware LLC            4.57      4/17/06      2,822,866
  2,385  Govco, Inc.                         4.50      4/20/06      2,361,746
  1,229  UBS Finance Delaware LLC            4.53      4/20/06      1,216,937
  2,000  Danske Corp.                        4.54      4/24/06      1,979,318
  1,000  Alpine Securitization Corp.         4.45       5/1/06        988,999
  1,800  CIT Group, Inc.                     4.47       5/2/06      1,779,885

Phoenix Money Market Fund


  FACE
  VALUE                                    DISCOUNT   MATURITY
  (000)           DESCRIPTION                RATE       DATE          VALUE
  -----         ---------------            --------   --------       -------
    600  Govco, Inc.                         4.50      5/15/06  $     592,275
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                             77,453,955
--------------------------------------------------------------------------------

  FACE
  VALUE                                    INTEREST   MATURITY
  (000)           DESCRIPTION                RATE       DATE          VALUE
  -----         ---------------            --------   --------       -------
MEDIUM TERM NOTES--13.6%

  4,200  General Electric Capital Corp.(c)   4.52      3/29/06      4,175,628
    500  Wells Fargo & Co.(d)                6.88       4/1/06        502,563
  2,500  Washington Mutual Finance
           Corp.(d)                          6.25      5/15/06      2,514,527
  2,100  Bank of America Corp.(c)            4.16     11/17/06      2,100,000
  5,000  HSH Nordbank AG (Germany) 144A(b)
           (c)(e)                            4.51      2/23/07      5,000,000
--------------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                            14,292,718
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $105,092,928)                                    105,092,928(a)

Other assets and liabilities, net--0.0%                                10,809
                                                                 ---------------
NET ASSETS--100.0%                                              $ 105,103,737
                                                                 ===============








(a) Federal Income Tax Information: At Janaury 31, 2006, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, this security amounted to a value of $5,000,000 or 4.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The interest rate shown is the coupon rate.
(e) Foreign medium term notes are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


   A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.


   B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


   C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.


   D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

   E. FORWARD CURRENCY CONTRACTS

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)


      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At January 31, 2006, the Funds had no open forward currency contracts.


   F. DEBT INDEX SECURITIES

      Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

   G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

   H. SECURITY LENDING

      Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)


      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At January 31, 2006, the Funds held the following restricted securities:

                                                                            Market           % of
                                        Acquisition       Acquisition      Value at      Net Assets at
                                           Date              Cost           1/31/06         1/31/06
                                           ----              ----          --------         -------
      Balanced Fund
        ITW Cupids Financial
        Trust I 144A
        6.55%, 12/31/11                     4/18/02        $4,991,653     $5,292,695          0.5%
      High Yield Fund
        CB Cambridge Industries
        Liquidating Trust Interests
        0%, 7/15/07                        12/24/01          $369,206         $1,033          0.0%
      Poland Telecom Finance
        Series B 14%, 12/1/07              11/24/97         5,000,000         61,770          0.0
      ACG Holdings, Inc.                    12/4/93           357,881            ---          0.0

      At the end of the period, the value of restricted securities amounted to $5,292,695 or 0.5% of net assets for the Balanced Fund and $62,803 or 0.0% of net assets for the High Yield Fund, respectively.

      The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Series Fund
            ----------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                           -------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
----------------------------------------------------------------------



By (Signature and Title)*  /s/ Nancy G. Curtiss
                          --------------------------------------------
                          Nancy G. Curtiss, Chief Financial Officer
                          and Treasurer
                          (principal financial officer)

Date   March 28, 2006
----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.